Loans - Long-term loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 30, 2017 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Amount drew down											¥ 2,108,134	$ 307,874
Banking facility agreement with UBS AG Singapore Branch
Debt Instrument [Line Items]
Percentage of debt instrument interest rate							2.70%
Term of loan facility agreement							3 years
Banking facility agreement with UBS AG Singapore Branch | LIBOR
Debt Instrument [Line Items]
Percentage points added to the reference rate							2.70%
Banking facility agreement with UBS AG Singapore Branch | Term facility
Debt Instrument [Line Items]
Long-term loan facility amount							$ 139,000
Amount drew down							139,000
Banking facility agreement with UBS AG Singapore Branch | Green-shoe facility
Debt Instrument [Line Items]
Long-term loan facility amount							$ 61,000
Shanghai OneSmart | Banking facility with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Long-term loan facility amount | ¥										¥ 450,000
Term of loan facility agreement										5 years
Amount drew down															¥ 450,000	$ 65,718
Amount repaid				¥ 67,500	$ 9,858			¥ 45,000	$ 6,572
Shanghai OneSmart | Banking facility with Shanghai Pudong Development Bank | Five years with a floating interest rate
Debt Instrument [Line Items]
Reference rate for the variable rate										five-year lending rate of PBOC
Shanghai OneSmart Education Investment
Debt Instrument [Line Items]
Term of loan facility agreement			4 years										4 years
Equity interest pledged (in percent)			100.00%
Shanghai OneSmart Education Investment | Banking facility with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Long-term loan facility amount			¥ 14,400			¥ 43,200							$ 2,103	$ 6,309
Term of loan facility agreement						5 years								5 years
Amount drew down						¥ 43,200								$ 6,309
Amount repaid	¥ 4,320	$ 631
Shanghai OneSmart Education Investment | Banking facility with Shanghai Pudong Development Bank | Five years with a floating interest rate
Debt Instrument [Line Items]
Reference rate for the variable rate						five-year lending rate of PBOC.
Shanghai OneSmart Education Investment | Banking facility with Shanghai Pudong Development Bank | One-year lending rate of PBOC
Debt Instrument [Line Items]
Reference rate for the variable rate			one-year lending rate of PBOC